Document And Entity Information	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	VERADIGM INC.
Entity Central Index Key	0001124804
Entity Emerging Growth Company	false
Entity File Number	000-32085
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4392754
Entity Address, Address Line One	222 Merchandise Mart
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	800
Local Phone Number	334-8534
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MDRX
Security Exchange Name	NONE